STOCK-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 26, 2010	Dec. 31, 2012	Dec. 31, 2011
Activity
Outstanding, beginning balance		150,000	150,000
Granted	150,000
Exercised
Cancelled/Forfeited
Outstanding, ending balance		150,000	150,000
Exercisable		150,000
Weighted Average Exercise Price
Outstanding, beginning balance		$ 5.00	$ 5.00
Exercised
Cancelled/Forfeited
Outstanding, ending balance		$ 5.00	$ 5.00